TAXATION (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Income Tax Contingency [Line Items]
Provision for certain immaterial risks	$ 5,500,000		$ 5,500,000		$ 4,700,000
Foreign Tax Authority
Income Tax Contingency [Line Items]
Deferred tax charge	0	$ 100,000	0	$ 200,000
Jordan | Foreign Tax Authority
Income Tax Contingency [Line Items]
Net deferred tax liability	10,100,000		10,100,000		$ 7,000,000.0
Deferred tax charge related to depreciation	500,000	$ 400,000	1,500,000	$ 1,100,000
Deferred tax expense related to new solidarity tax	$ 0		$ 1,400,000